Financial Instruments - Disclosure Details of Private Equity Funds Non-current Financial Assets at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R$ 5,985	R$ 8,593
Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	5,985	8,593
Vinci Capital Partners Three Feeder FIP Multiestratgia [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	3,351	1,891
Nordeste III FIP Multiestrategia [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	2,634	2,848
Vinci Infra Transmissao FIP Infraestrutura [Member] | Private equity funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	R$ 0	R$ 3,854